CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT) EQUITY - CAD ($)	Total	At-the-market agreement	Public Offering	Share Purchase Agreement	Share Capital $	Share Capital $ At-the-market agreement	Share Capital $ Public Offering	Share Capital $ Share Purchase Agreement	Warrants $	Contributed Surplus $	Accumulated Other Comprehensive Income $	Accumulated Deficit $
Equity at Dec. 31, 2016	$ 10,689,620				$ 262,321,825				$ 0	$ 26,643,044	$ 554,060	$ (278,829,309)
Net loss and other comprehensive income	(15,797,181)										(180,330)	(15,616,851)
Issued pursuant to stock option plan	343,440				536,949					(193,509)
Issued		$ 2,348,821	$ 11,511,500			$ 2,348,821	$ 7,893,600		3,617,900
Share based compensation	578,703									578,703
Share issue costs	(1,391,057)				(1,391,057)
Equity at Dec. 31, 2017	8,283,846				271,710,138				3,617,900	27,028,238	373,730	(294,446,160)
Equity at Dec. 31, 2017	8,283,846				271,710,138				3,617,900	27,028,238	373,730	(294,446,160)
Net loss and other comprehensive income	(16,803,451)										233,774	(17,037,225)
Issued pursuant to incentive share award plan	0				109,751					(109,751)
Issued pursuant to stock option plan	123,538				197,245					(73,707)
Issued		620,010	11,606,882	$ 3,314,097		620,010	11,606,882	$ 3,314,097
Issued pursuant to warrant agreement	1,417				1,747				(330)
Share based compensation	1,415,833									1,415,833
Share issue costs	(2,366,809)				(2,366,809)
Equity at Dec. 31, 2018	6,195,363				285,193,061				3,617,570	28,260,613	607,504	(311,483,385)
Equity at Dec. 31, 2018	6,195,363				285,193,061				3,617,570	28,260,613	607,504	(311,483,385)
Net loss and other comprehensive income	(33,266,291)										(143,403)	(33,122,888)
Issued pursuant to incentive share award plan	0				391,917					(391,917)
Issued		$ 8,476,454	$ 3,314,429	$ 5,403,385		$ 8,476,454	$ 3,314,429	$ 5,403,385
Issued pursuant to warrant agreement	9,152,869				9,152,869
Share based compensation	1,470,153									1,470,153
Share issue costs	(854,256)				(854,256)
Equity at Dec. 31, 2019	$ (107,894)				$ 311,077,859				$ 3,617,570	$ 29,338,849	$ 464,101	$ (344,606,273)